                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)


     Supplementdated May 1, 2002, to the Statement of Additional Information dated January 2, 2002, as supplemented March 5, 2002


The following paragraph is added after the third paragraph in the section entitled "Distributor" on page 24 of the Statement of Additional Information.

"FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a Class, nor will they change the price paid by investors for the purchase of the applicable Classes' shares or the amount that any particular Class will receive as proceeds from such sales."

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)


    Supplement dated May 1, 2002, to the Statement of Additional Information dated January 2, 2002, as supplemented March 5, 2002


The following paragraph is added after the third paragraph in the section entitled "Distributor" on page 23 of the Statement of Additional Information.

"FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a Class, nor will they change the price paid by investors for the purchase of the applicable Classes' shares or the amount that any particular Class will receive as proceeds from such sales."

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)


     Supplementdated May 1, 2002, to the Statement of Additional Information dated January 2, 2002, as supplemented March 5, 2002


The following paragraph is added after the third paragraph in the section entitled "Distributor" on page 23 of the Statement of Additional Information.

"FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a Class, nor will they change the price paid by investors for the purchase of the applicable Classes' shares or the amount that any particular Class will receive as proceeds from such sales."